Vanguard Short-Term Investment-Grade Fund N-1A Cover	Jan. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VANGUARD FIXED INCOME SECURITIES FUNDS
Entity Central Index Key	0000106444
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Prospectus Date	May 29, 2025
Supplement to Prospectus [Text Block]	Vanguard Short-Term Federal FundVanguard Short-Term Investment-Grade FundVanguard Intermediate-Term Investment-Grade FundVanguard Long-Term Investment-Grade FundSupplement Dated July 10, 2025, to the Prospectus and Summary Prospectuses Dated May 29, 2025Prospectus Text Changes for Vanguard Short-Term Federal Fund The paragraph under the heading “Principal Investment Strategies” in the prospectus is replaced with the following:Under normal circumstances, the Fund will invest at least 80% of its assets in bonds issued or guaranteed by the U.S. government and its agencies and instrumentalities, many of which are not backed by the full faith and credit of the U.S. government. The Fund’s investments will have a dollar-weighted average maturity of 1 to 4 years. The Fund may invest in derivatives instruments, such as options, futures contracts, and other swap agreements. Prospectus Text Changes for Vanguard Short-Term Investment-Grade FundThe paragraph under the heading “Principal Investment Strategies” in the prospectus is replaced with the following:Under normal circumstances, the Fund will invest at least 80% of its assets in investment-grade securities (those of medium and high quality). The Fund’s investments will have a dollar-weighted average maturity of 1 to 4 years. Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody’s Ratings or another independent rating agency or, if unrated, are determined to be of comparable quality by the Fund’s advisor. The Fund may invest in derivatives instruments, such as options, futures contracts, and other swap agreements. Prospectus Text Changes for Vanguard Intermediate-Term Investment-Grade FundThe paragraph under the heading “Principal Investment Strategies” in the prospectus is replaced with the following:Under normal circumstances, at least 80% of the Fund’s assets will be invested in investment-grade securities (those of medium and high quality). The Fund’s investments will have a dollar-weighted average maturity of 5 to 10 years. Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody’s Ratings or another independent rating agency or, if unrated, are determined to be of comparable quality by the Fund’s advisor. The Fund may invest in derivatives instruments, such as options, futures contracts, and other swap agreements.Prospectus Text Changes for Vanguard Long-Term Investment-Grade FundThe paragraph under the heading “Principal Investment Strategies” in the prospectus is replaced with the following:Under normal circumstances, the Fund will invest at least 80% of its assets in investment-grade securities (those of medium and high quality). The Fund’s investments will have a dollar-weighted average maturity within a range that is five years shorter than or five years longer than that of its benchmark index, which had a dollar-weighted average maturity of 22.3 years as of January 31, 2025. Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody’s Ratings or another independent rating agency or, if unrated, are determined to be of comparable quality by the Fund’s advisor. The Fund may invest in derivatives instruments, such as options, futures contracts, and other swap agreements. The Fund uses multiple investment advisors. Each advisor independently selects and maintains a portfolio of securities for the Fund. © 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 028A 072025